Segmented Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	$ 5,423	$ 18,070
Exploration and evaluation assets	3,540	2,104
Total assets	103,939	113,491
Total liabilities	(21,657)	(4,724)
Property, plant and equipment additions	811	1,061
Sales	4,843	4,290
Net loss	28,267	33,250
Exploration expenditures	10,015	4,339
Depreciation	1,364	939
Organoclay research and development	578	423
Thacker Pass
Disclosure Of Operating Segments [Line Items]
Exploration expenditures	10,015	3,868
Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Exploration expenditures		471
Operating Segments | Organoclay Plant
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	4,581	17,011
Total assets	7,406	19,745
Total liabilities	(1,695)	(1,323)
Property, plant and equipment additions	178	891
Sales	4,843	4,290
Net loss	14,445	3,043
Depreciation	1,158	776
Organoclay research and development	578	423
Operating Segments | Thacker Pass
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	791	1,018
Exploration and evaluation assets	3,540	2,104
Total assets	5,157	3,642
Total liabilities	(1,442)	(896)
Property, plant and equipment additions	610	143
Net loss	11,182	5,183
Exploration expenditures	10,015	3,868
Depreciation	193	157
Operating Segments | Cauchari-Olaroz
Disclosure Of Operating Segments [Line Items]
Total assets	35,282	19,637
Net loss	(347)	4,850
Exploration expenditures		471
Corporate
Disclosure Of Operating Segments [Line Items]
Property, plant and equipment	51	41
Total assets	56,094	70,467
Total liabilities	(18,520)	(2,505)
Property, plant and equipment additions	23	27
Net loss	2,987	20,174
Depreciation	$ 13	$ 6